Note 2: Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Acquisition [Line Items]
Equity Method Investment Other Than Temporary Impairment	$ 66,000,000
Midsize Passenger Aircraft Lower Bound	120
Midsize Passenger Aircraft Upper Bound	230
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Disposal Group Not Discontinued Operation Loss Gain On Write Down		86,000,000
Goodwill [Line Items]
Goodwill - Beginning Balance	17,721,000,000
Goodwill resulting from business combinations	432,000,000	1,700,000,000	630,000,000
Goodwill translation and other	(210,000,000)
Goodwill - Ending Balance	17,943,000,000	17,721,000,000
Finite-Lived Intangible Assets [Line Items]
Gross Amount	5,828,000,000	5,620,000,000
Accumulated Amortization	(2,672,000,000)	(2,317,000,000)
Acquisition Cost Of Acquired Entities and Interest in Affiliates	372,000,000	2,800,000,000	703,000,000
Noncash or Part Noncash Acquisition and Interest in Affiliates Debt Assumed	15,000,000	39,000,000
Indefinite-Lived Intangible Assets (Excluding Goodwill)	762,000,000	757,000,000
Intangible Assets Gross Excluding Goodwill	6,590,000,000	6,377,000,000
Intangible Assets Accumulated Amortization Excluding Goodwill	(2,672,000,000)	(2,317,000,000)
Amortization of Intangible Assets	398,000,000	387,000,000
Finite-Lived Intangible Assets, Future Amortization Expense	325,000,000
Service portfolios [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	2,036,000,000	1,950,000,000
Accumulated Amortization	(1,060,000,000)	(942,000,000)
Patents and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	463,000,000	441,000,000
Accumulated Amortization	(183,000,000)	(153,000,000)
Other, principally customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	3,329,000,000	3,229,000,000
Accumulated Amortization	(1,429,000,000)	(1,222,000,000)
Carrier [Member]
Goodwill [Line Items]
Goodwill - Beginning Balance	3,171,000,000
Goodwill resulting from business combinations	52,000,000
Goodwill translation and other	(121,000,000)
Goodwill - Ending Balance	3,102,000,000
Hamilton Sundstrand [Member]
Goodwill [Line Items]
Goodwill - Beginning Balance	4,491,000,000
Goodwill resulting from business combinations	(8,000,000)
Goodwill translation and other	(8,000,000)
Goodwill - Ending Balance	4,475,000,000
Otis [Member]
Goodwill [Line Items]
Goodwill - Beginning Balance	1,470,000,000
Goodwill resulting from business combinations	62,000,000
Goodwill translation and other	(16,000,000)
Goodwill - Ending Balance	1,516,000,000
UTC Fire and Security [Member]
Goodwill [Line Items]
Goodwill - Beginning Balance	6,646,000,000
Goodwill resulting from business combinations	58,000,000
Goodwill translation and other	(48,000,000)
Goodwill - Ending Balance	6,656,000,000
Pratt and Whitney [Member]
Goodwill [Line Items]
Goodwill - Beginning Balance	1,224,000,000
Goodwill resulting from business combinations	0
Goodwill translation and other	(1,000,000)
Goodwill - Ending Balance	1,223,000,000
Sikorsky [Member]
Goodwill [Line Items]
Goodwill - Beginning Balance	330,000,000
Goodwill resulting from business combinations	24,000,000
Goodwill translation and other	(6,000,000)
Goodwill - Ending Balance	348,000,000
Total Segments [Member]
Goodwill [Line Items]
Goodwill - Beginning Balance	17,332,000,000
Goodwill resulting from business combinations	188,000,000
Goodwill translation and other	(200,000,000)
Goodwill - Ending Balance	17,320,000,000
Eliminations and other [Member]
Goodwill [Line Items]
Goodwill - Beginning Balance	389,000,000
Goodwill resulting from business combinations	244,000,000
Goodwill translation and other	(10,000,000)
Goodwill - Ending Balance	623,000,000
Carrier Midea Joint Venture [Member]
Limited Liability Company or Limited Partnership [Line Items]
Limited Liability Company Or Limited Partnership Date Of Business Formation	November 2011
Carrier Enterprise LLC [Member]
Limited Liability Company or Limited Partnership [Line Items]
Limited Liability Company Or Limited Partnership Date Of Business Formation			July 2009
Carrier [Member]
Limited Liability Company or Limited Partnership [Line Items]
Limited Liability Company Or Limited Partnership Shares Received In Consideration Of Contribution			3.0
Carrier [Member] | Carrier Midea Joint Venture [Member]
Limited Liability Company or Limited Partnership [Line Items]
Limited Liability Company LLC Or Limited Partnership LP Members Or Limited Partners Ownership Interest	49.00%
Gain Recognized On Limited Liability Company Or Limited Partnership Formation	80,000,000
Carrier [Member] | Carrier Enterprise LLC [Member]
Limited Liability Company or Limited Partnership [Line Items]
Limited Liability Company LLC Or Limited Partnership LP Members Or Limited Partners Ownership Interest			40.00%
Gain Recognized On Limited Liability Company Or Limited Partnership Formation			60,000,000
Watsco [Member] | Carrier Enterprise LLC [Member]
Limited Liability Company or Limited Partnership [Line Items]
Limited Liability Company LLC Or Limited Partnership LP Members Or Limited Partners Ownership Interest			60.00%
Key Provisions Of Operating Or Partnership Agreement Description			options to purchase an additional 20% interest from Carrier in future years
Pratt and Whitney [Member]
Limited Liability Company or Limited Partnership [Line Items]
Limited Liability Company LLC Or Limited Partnership LP Members Or Limited Partners Ownership Interest	66.00%
Midea Group Of China [Member] | Carrier Midea Joint Venture [Member]
Limited Liability Company or Limited Partnership [Line Items]
Limited Liability Company LLC Or Limited Partnership LP Members Or Limited Partners Ownership Interest	51.00%
Carrier [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Disposal Group Not Discontinued Operation Loss Gain On Write Down		58,000,000
Hamilton Sundstrand [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Disposal Group Not Discontinued Operation Loss Gain On Write Down		28,000,000
Sikorsky [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Disposal Group Not Discontinued Operation Loss Gain On Write Down	73,000,000
GE Security [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchase Price		1,800,000,000
Noncash Or Part Noncash Acquisition Debt Assumed1		32,000,000
Business Acquisition Date Of Acquisition Agreement		March 1, 2010
Business Acquisition Purchase Price Allocation Goodwill Amount		1,100,000,000
Business Acquisition Purchase Price Allocation Amortizable Intangible Assets Amount		600,000,000
UTC Fire and Security [Member]
Business Acquisition [Line Items]
Equity Method Investment Other Than Temporary Impairment	66,000,000
Clipper Windpower [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchase Price		385,000,000
Business Acquisition Date Of Acquisition Agreement		December 2010
Business Combination Step Acquisition Equity Interest In Acquiree Percentage		49.90%
Equity Method Investment Other Than Temporary Impairment		159,000,000
Business Combination Step Acquisition Equity Interest In Acquiree Remeasurement Gain Or Loss		21,000,000
Business Acquisition Purchase Price Allocation Goodwill And Intangible Assets Amount		650,000,000
Goodwill, Purchase Accounting Adjustments	244,000,000
GST Holdings Limited [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchase Price			360,000,000
Business Acquisition Date Of Acquisition Agreement			August 2009
Business Acquisition Purchase Price Allocation Goodwill Amount			200,000,000
Business Acquisition Purchase Price Allocation Amortizable Intangible Assets Amount			100,000,000
Business Combination Step Acquisition Equity Interest In Acquiree Percentage			71.00%
Business Combination Step Acquisition Remaining Interest Acquired			250,000,000
Goodrich Corporation [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchase Price	18,400,000,000
Noncash Or Part Noncash Acquisition Debt Assumed1	1,900,000,000
Business Acquisition Date Of Acquisition Agreement	September 21, 2011
Business Acquisition Cash Paid Per Share	$ 128
Business Acquisition Cost Of Acquired Entity Purchase Price Excluding Debt Assumed	16,500,000,000
Equity Component Of Financing Transaction	25.00%
Business Acquisition, Revenue Reported by Acquired Entity for Last Annual Period		7,000,000,000
International Aero Engines AG [Member]
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchase Price	$ 1,500,000,000
Business Acquisition Date Of Acquisition Agreement	October 12, 2011
Rolls Royce [Member]
Business Acquisition [Line Items]
Length Of Time For Agreement	15 years